SUBSEQUENT EVENTS (Details) $ in Thousands		1 Months Ended	9 Months Ended
	Oct. 31, 2019 USD ($) Aircraft	Nov. 08, 2019 Aircraft	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Subsequent Event [Abstract]
Purchase of equity certificates			$ 7,425	$ 0
Subsequent Event [Member]
Subsequent Event [Abstract]
Number of aircraft sold | Aircraft		4
Subsequent Event [Member] | Horizon III [Member]
Subsequent Event [Abstract]
Number of aircraft committed to be sold | Aircraft	6
Aggregate base purchase price	$ 150,500
Purchase of equity certificates	$ 3,100
Percentage of equity certificates purchased	3.00%
Term of lock-up period	7 years